Form N-1A Cover	Jun. 26, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 26, 2024
Prospectus Date	Jul. 01, 2024
Supplement to Prospectus [Text Block]	Calamos Russell 2000® Structured Alt Protection ETFTM — July